Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 55,474	$ 8,705	¥ 32,704